united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste., 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Fair Value
	COMMON STOCK - 78.2%
	ADVERTISING - 3.7%
59,952	The Interpublic Group of Companies, Inc.	$1,380,695

	AEROSPACE/DEFENSE - 1.7%
26,858	Triumph Group, Inc.	622,031

	APPAREL - 1.6%
4,755	Ralph Lauren Corp.	595,183

	BANKS - 2.6%
26,475	Citizens Financial Group, Inc.	977,986

	BEVERAGES - 2.1%
12,885	Molson Coors Brewing Co.	794,489

	BIOTECHNOLOGY - 2.5%
11,148	Celgene Corp.*	926,622

	ELECTRONICS - 2.0%
46,100	Knowles Corp.*	750,508

	ENGINEERING & CONSTRUCTION SERVICES - 2.2%
17,654	Granite Construction, Inc.	821,970

	FOOD - 3.0%
37,930	Kroger Co.	1,112,487

	HAND/MACHINE TOOLS - 2.5%
24,755	Kennametal, Inc.	933,016

	HEALTHCARE-PRODUCTS - 6.8%
28,385	Hologic, Inc.*	1,338,353
9,656	Zimmer Biomet Holdings, Inc.	1,198,503
		2,536,856
	LEISURE TIME - 2.7%
17,265	Carnival Corp.	997,226

	MEDIA - 2.1%
27,355	Viacom, Inc.	799,313

	OIL & GAS - 9.4%
10,557	EOG Resources, Inc.	992,358
21,400	EQT Corp.	387,768
38,715	Equitrans Midstream Corp. *	682,933
97,935	Gulfport Energy Corp. *	750,182
83,934	Transocean Ltd. *	685,741
		3,498,982
	OIL & GAS SERVICES - 3.5%
15,100	Baker Hughes, a GE company - Class A	398,338
104,896	McDermott International, Inc.*	889,518
		1,287,856

Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
Shares		Fair Value
	COMMON STOCK - 78.2% (Continued)
	PHARMACEUTICALS - 1.8%
62,797	Endo International PLC*	$690,139

	REAL ESTATE INVESMENT TRUST - 2.9%
55,747	Host Hotels & Resorts, Inc.	1,093,199

	RETAIL - 5.5%
21,113	Caleres, Inc.	656,614
12,395	DSW, Inc.	367,016
14,590	Tapestry, Inc.	509,775
6,981	Target Corp.	507,100
		2,040,505
	SEMICONDUCTORS - 6.6%
4,847	Broadcom Ltd.	1,334,670
71,392	Cypress Semiconductor Corp.	1,101,578
		2,436,248
	SOFTWARE - 4.5%
28,969	Cadence Design Systems, Inc.*	1,658,475

	TELECOMMUNICATIONS - 6.0%
29,200	CommScope Holding Company, Inc. *	680,652
252,600	Nokia OYJ - ADR	1,538,334
		2,218,986
	TRANSPORTATION - 2.5%
120,882	YRC Worldwide, Inc. *	927,165

	TOTAL COMMON STOCK (Cost - $21,604,100)	29,099,937

	TOTAL INVESTMENTS - 78.2% (Cost - $21,604,100)	$29,099,937
	OTHER ASSETS LESS LIABILITIES - 21.8%	8,093,130
	NET ASSETS - 100.0%	$37,193,067

* Non-income producing security
ADR - American Depositary Receipt
PLC - Public Limited Company

Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019
The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.    Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -- As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Linde Hansen Contrarian Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's assets carried at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$29,099,937	$-	$-	$29,099,937
Total	$29,099,937	$-	$-	$29,099,937

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolio of Investments for industry classifications.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2019 were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$21,594,402	$8,593,449	$(1,087,914)	$7,505,535

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

/s/ Kevin Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/26/19

By

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/26/19